Warrants	9 Months Ended
Sep. 30, 2021
Warrants Abstract
Warrants	Warrants
Public Warrants
Each public warrant entitles the registered holder to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment, and are exercisable on the later of 30 days after the Business Combination or 12 months from the closing of FTIV’s initial public offering. A warrant holder may exercise its warrants only for a whole number of shares of Class A common stock. This means that only a whole warrant may be exercised at any given time by a warrant holder. The warrants will expire five years after the Business Combination, or earlier upon redemption or liquidation.
The Company will not be obligated to deliver any Class A common stock pursuant to the exercise of a public warrant and will have no obligation to settle such public warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A common stock underlying the public warrants is then effective and a current prospectus relating thereto is available, subject to the Company satisfying its obligations described below with respect to registration. No public warrant will be exercisable and the Company will not be obligated to issue any shares to holders seeking to exercise their Public Warrants, unless the issuance of the shares upon such exercise has been registered, qualified or deemed exempt under the securities laws of the state of residence of the exercising holder.
The Company filed a registration statement under the Securities Act with the SEC on July 15, 2021 which was declared effective July 26, 2021. It is the Company’s responsibility to maintain the effectiveness of such registration statement and a current prospectus related thereto, until the expiration of the public warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the shares of Class A common stock are, at the time of any exercise of a public warrant, not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of public warrants who exercise their public warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Once the warrants become exercisable, the Company may call the warrants for redemption as follows: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which the Company sends the notice of redemption to the warrant holders.
If the Company calls the public warrants for redemption for cash, management will have the option to require any holder that wishes to exercise the public warrants to do so on a “cashless basis” as described in the warrant agreement. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. Additionally, in no event will the Company be required to net cash settle the warrants.
Warrant holders do not have the rights or privileges of holders of Class A common stock and any voting rights until they exercise their warrants and receive shares of Class A common stock. After the issuance of shares of Class A common stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders. As of September 30, 2021, the Company had 7,666,642 public warrants outstanding.
Private Warrants
The private warrants are identical to the public warrants, except that the private warrants and the Class A common stock issuable upon the exercise of the private warrants will not be transferable, assignable or saleable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the private warrants will be non-redeemable so long as they are held by the Sponsor or its permitted transferees. If the private warrants are held by someone other than the Sponsor or its permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants. As of September 30, 2021, the Company had 203,333 private warrants outstanding.
Valuation of Warrants
The public and private warrants meet the definition of a derivative under ASC 815 and as such, the Company recorded these warrants as liabilities at fair value upon the closing of the Business Combination in accordance with ASC 820 with subsequent changes in their respective fair values recorded in Change in fair value of warrant liabilities on the Condensed Consolidated Statements of Operations. See Note 16 – Fair Value Measurements and Investments for description of the valuation methodology and further information.
Exercise of Warrants
On September 29, 2021, all of the public and private warrants became exercisable. As of September 30, 2021, none of the warrants were exercised.